Authorization and Basis of Preparation - Additional Information (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of basis of preparation [Abstract]
Employee benefits provision	35.00%	33.00%